Income taxes - Provision for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Tax Disclosure [Abstract]
Expected income tax recovery at Canadian statutory rate	$ (84,596)	$ (22,562)	$ (11,903)	$ (6,119)
Increase (decrease) resulting from:
Effect of differences in tax rates on transactions in and within foreign jurisdictions and change in tax rates	(5,560)	(6,562)	(16,718)	(19,039)
Adjustments from investments carried at fair value	40,357	17,216	11,092	18,229
Change in valuation allowance	676	(1,582)	(791)	(1,731)
Non-controlling interests share of income	2,201	4,587	12,393	15,640
Acquisition-related state deferred tax adjustments	0	0	0	7,600
Tax credits	(8,095)	(11,992)	(20,505)	(22,023)
Amortization and settlement of excess deferred income tax	(2,456)	(2,296)	(6,207)	(6,329)
Other	1,515	372	1,382	405
Income tax recovery	$ (55,958)	$ (22,819)	$ (31,257)	$ (13,367)